BASIS OF PRESENTATION AND SUMMARY OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION AND SUMMARY OF MATERIAL ACCOUNTING POLICIES
BASIS OF PRESENTATION AND SUMMARY OF MATERIAL ACCOUNTING POLICIES
2.    Basis of presentation and summary of material accounting policies

a)    Basis of Presentation

These consolidated financial statements of the Company and all its subsidiaries have been prepared in accordance with IFRS® Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s consolidated financial statements have been prepared on a historical cost basis, except for certain items at fair value. Additionally, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Company’s presentation currency is Canadian (“C$”) dollars. Reference herein of $ or C$ is to Canadian Dollars. US$ is to United States Dollars and NOK is to Norwegian Krone.

The functional currency of the parent company and the Keystone Mines is Canadian dollars. The functional currency of the Company’s Norwegian subsidiaries, acquired during the first quarter of 2025, is Norwegian Krone. These entities are translated into Canadian dollars for consolidation in accordance with IAS 21.

Statement of financial position items are classified as current if receipt or payment is due within twelve months. Otherwise, they are presented as non-current.

b)    Material Accounting Policies

Basis of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company is exposed to, or has rights to, variable returns from its involvement with an investee and has the ability to affect those returns through its power over the investee.

Subsidiaries are fully consolidated from the date on which control is obtained by the Company and are deconsolidated from the date that control ceases.

Inter-company balances and transactions, including income, expenses and unrealized gains and losses arising from intra-group transactions, are eliminated in full on consolidation.

Non-controlling interests represent the portion of profit or loss and net assets of subsidiaries not attributable to the Company and are presented separately in the consolidated financial statements.

Financial instruments

Classification

The Company determines the classification of its financial instruments at initial recognition. Upon initial recognition, a financial asset is classified as measured at: amortized cost, fair value through profit or loss (“FVTPL”), or fair value through other comprehensive income (“FVOCI”). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.  A financial liability is classified as and measured at amortized cost or FVTPL.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

An equity investment that is held for trading is measured at FVTPL. For other equity investments that are not held for trading, the Company may irrevocably elect to designate them as FVOCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has elected to measure them at FVTPL.

Measurement

Initial measurement

On initial recognition, all financial assets and financial liabilities are measured at fair value adjusted for directly attributable transaction costs except for financial assets and liabilities classified as FVTPL, in which case the transaction costs are expensed as incurred.

Subsequent measurement

The following accounting policies apply to the subsequent measurement of financial instruments:

Financial assets and liabilities at FVTPL

These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets and liabilities at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Equity investments at FVOCI

These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Debt investments at FVOCI

These assets are subsequently measured at fair value. Interest income is calculated using the effective interest rate method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Impairment of financial instruments

The Company assesses all information available, including on a forward-looking basis, the expected credit losses associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as the reporting date, with the risk of default as at the date of initial recognition, based on all information available, and reasonable and supportive forward-looking information.

Mineral property interests and exploration expenditures

All direct costs related to the acquisition of exploration and evaluation assets are capitalized upon acquiring the legal right to explore a property.  Exploration and evaluation expenditures incurred prior to the determination of the feasibility of mining operations and a decision to proceed with development, are charged to profit or loss as incurred.

In accordance with IAS 36 – Impairment of Assets, upon transition to the development stage the Company is required to assess the recoverable amount of development assets against their carrying amount.

Exploration and evaluation costs are expensed as incurred while the Company is in the process of exploring its mineral properties and has not yet determined whether these properties contain ore reserves that are economically recoverable. If and when the Company’s management determines that economically extractable proven or probable mineral reserves have been established, the subsequent costs incurred to develop such property, including costs to further delineate the ore body will be capitalized.

Although the Company has taken steps to verify title to the properties in which it has an interest, in accordance with industry standards for properties in the exploration stage, these procedures do not guarantee the Company’s title. Property titles may be subject to unregistered prior agreements and noncompliance with regulatory requirements.

Property, plant and equipment

Property, plant and equipment are recognized as an asset when it is probable that an associated future economic benefit will flow to the Company and the cost can be measured reliably. Property, plant and equipment are measured at cost less accumulated depreciation and impairment losses. Cost includes costs incurred initially to acquire or construct a capital asset and costs incurred subsequently to add to, replace part of or service it. If a replacement cost is recognized in the carrying amount of a capital asset, the carrying amount of the replaced part is derecognized. Property, plant and equipment are depreciated on a straight-line basis over their expected useful lives to their estimated residual value.

Impairment of assets

At the end of each reporting period, the Company reviews the carrying amounts of its mineral property interests and property, plant and equipment to determine whether there is an indication that those assets have suffered impairment. If any such indication exists, the recoverable amount of the asset or cash-generating unit (“CGU”) is estimated in order to determine the extent of the impairment charge (if any).

The recoverable amount used for this purpose is the higher of the fair value less costs to sell, and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.  For an asset that does not generate largely independent cash flows, the amount is determined for the CGU to which the asset belongs.

If the recoverable amount of an asset or CGU is estimated to be less than its recorded amount, the recorded amount of the asset or CGU is reduced to its recoverable amount. An impairment charge is recognized immediately in the consolidated statement of loss and comprehensive loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, to a maximum amount equal to the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years.

Leases

The Company assesses whether a contract contains a lease at inception. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use (“ROU”) asset and a lease liability at the commencement date of a lease. The lease liability is measured at the present value of future lease payments, discounted using the interest rate implicitly in the lease, or if not readily determinable, the Company’s incremental borrowing rate.

The ROU asset is initially measured at cost, including the amount of the lease liability, initial direct costs and estimated restoration obligations and is subsequently depreciated over the shorter of the lease term and the useful life of the underlying asset.

Lease payments are apportioned between the lease liability and finance costs using the effective interest method. Finance costs are recognized in the consolidated statement of loss.

The Company has elected to apply the recognition exemption for short-term leases and leases of low-value assets recognizing the associated payments as an expense on a straight-line basis over the lease term.

Deferred financing costs

Deferred financing costs represent transaction costs incurred in connection with obtaining financing, including the fair value of bonus shares issued to lenders. When the costs relate to undrawn financing facilities, they are initially recognized as an asset.

Upon drawdown of the related financing, deferred financing costs are reclassified as a deduction from the carrying amount of the associated financial liability and amortized over the term of the facility using the effective interest method.

Deferred financing costs are classified as current or non-current based on the expected timing of the related financing drawdown. When financing is not drawn, or is no longer expected to be drawn, the deferred financing costs are expensed in the consolidated statement of loss.

Deferred acquisition costs

Deferred acquisition costs represent costs directly attributable to the acquisition of mineral properties and other assets. Such costs are capitalized when it is probable that the acquisition will be completed and are included in the cost of the acquired asset on closing. When the acquisition is not completed, or is no longer considered probable, the related costs are expensed in the consolidated statement of loss.

For business combinations, transaction costs are expensed as incurred in accordance with IFRS 3 Business Combinations.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, deposits in banks and highly liquid investments with an original maturity of three months or less.

Restricted cash are deposits that are reserved for a specific purpose and is not available for immediate business use. As at December 31, 2025, the Company had restricted cash of $243,466 (2024: $27,006,386) of which $91,341 (2024: $6,302) represent bonds held by the Bureau of Land Management in California and $152,125 (2024: $Nil) represents deposits held by the Finnmarkseiendommen (FeFo), the land management authority in Norway.

Share Capital

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and stock options are recognized as a deduction from equity. Common shares issued for consideration other than cash, are valued based on their market value at the date the shares are issued.

The Company has adopted a residual value method with respect to the measurement of warrants attached to private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component.  The Company considers the fair value of common shares issued in the private placements to be the more easily measurable component and the common shares are valued at their fair value, as determined by the closing market price on the announcement date.  The balance, if any, is allocated to the attached warrants.  Any fair value attributed to the warrants is recorded as contributed surplus.

Loss per share

The basic loss per share is computed by dividing the loss by the weighted average number of common shares outstanding during the year. The diluted loss per share reflects the potential dilution of common share equivalents, such as the outstanding stock options, in the weighted average number of common shares outstanding during the year, if dilutive.  The Company’s outstanding stock options could potentially dilute basic loss per share in the future but were not included in the calculation of diluted loss per share because they are antidilutive for the years ended December 31, 2025 and 2024.

Share-based payments

The Company’s share compensation plan (the “Share Compensation Plan”) includes stock options (“Options”), restricted share units (“RSUs”) and deferred share units (“DSUs”). An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

Pursuant to the Share Compensation Plan, the Company grants Options to employees, directors and consultants in order to acquire shares of the Company for a given exercise price. The fair value of Options granted, estimated at the time of grant using the Black-Scholes option pricing model based on the terms of the Options, is recognized as a share-based payments expense with a corresponding increase in contributed surplus. Consideration paid on the exercise of stock options is credited to share capital and the fair value of the options is reclassified from contributed surplus to share capital. Under the Share Compensation Plan, RSUs can be granted. Each RSU represents a unit with the underlying value equal to the value of one common share of the Company, and vests over a specified period of service in accordance with the plan and can be equity or cash settled at the discretion of the Company. As the Company intends to settle for cash as long as its treasury permits, they are valued at the share price prevailing at the time of grant and amortized as an expense over the vesting period and recorded as a liability with remeasurement to fair value at each subsequent reporting date up to and including the settlement date, with changes in fair value being recognized as expenses in the consolidated statements of loss and comprehensive loss. Under the Share Compensation Plan, DSUs can be granted to Directors of the Company. Each DSU represents a unit equivalent in value to one common share of the Company and vests in accordance with the terms of the plan. The Company intends to settle all DSUs through the issuance of equity. As such, they are measured at fair value at the grant date and expensed over the vesting period in, with no subsequent measurement.

The fair value of the Options granted is measured using the Black-Scholes Option Pricing Model which takes into account the terms and conditions upon which the options were granted. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the number of stock options that are expected to vest.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.  The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the consolidated statement of financial position date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount receivable can be measured reliably.

Subscription receipts

Subscription receipts represent an obligation to issue shares upon the satisfaction of certain conditions. Upon receipt of proceeds from the issuance of subscription receipts, the corresponding liability is recognized on the statement of financial position until such conditions are fulfilled. The liability for subscription receipts is initially recognized at fair value. Subsequently, as the conditions for the conversion of subscription receipts into shares are met and the corresponding number of shares issued, the liability is reclassified to equity.

Environmental expenditures

The operations of the Company may in the future be, affected by changes in environmental regulations, including those relating to future reclamation and site restoration. The likelihood of new regulations and their overall effect upon the Company are unknown and unpredictable. The Company plans to meet and, if possible, surpass standards set by legislation, by applying technically proven and economically feasible measures.

Environmental expenditures relating to ongoing environmental and reclamation programs are charged to operations, or are capitalized and amortized, depending on their future economic benefits, over the estimated remaining life of the related business operation, net of expected recoveries. Liabilities related to environmental protection and reclamation costs are recognized when the obligation is incurred and the fair value of the related costs can be reasonably estimated. This includes future removal and site restoration costs required by environmental law or contracts

As at December 31, 2025, the Company has recognized a provision related to reclamation obligations associated with aggregate extraction activities undertaken by a third party at the Nussir industrial site. The provision reflects the Company’s obligation in connection with these activities and is measured based on additional extraction activities during the year. As at December 31, 2024, the Company had no recognized environmental liabilities.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.  Parties are also considered to be related if they are subject to common control.  Related parties may be individuals or corporate entities.  A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Income taxes

Income tax expense for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate adjusted by temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax effect is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the reporting date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Deferred tax liabilities are not recognized if they arise from initial recognition of goodwill. Deferred tax assets and liabilities are recognized whether the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill, temporary differences arising from investments in subsidiaries that are not expected to reverse in the foreseeable future and the initial recognition of assets or liabilities that affect neither accounting nor taxable loss which at the time of the transaction, does not give rise to equal taxable and deductible temporary differences.

Deferred tax balances attributable to amounts recognized directly in equity are also recognized directly in equity.

Foreign Currency Translation

Transactions in currencies other than the functional currency are recorded at the rate of exchange prevailing on the date of the transaction. Monetary assets and liabilities that are denominated in foreign currencies are translated at the rate prevailing at each reporting date.

Non-monetary items that are measured at historical cost in a foreign currency are translated at the exchange rate on the date of the initial transaction. Non-monetary items that are measured at fair values are reported at the exchange rate on the date when fair values are determined. Foreign currency translation differences are recognized in profit or loss, except for differences on the translation of foreign entities to reporting currency on consolidation, which are recognized in other comprehensive loss.

On consolidation, the assets and liabilities of entities are translated into the reporting currency at the rate of exchange at the reporting date and the consolidated statement of loss and comprehensive loss are translated at the average exchange rates for the period. The exchange differences arising on translation for consolidation purposes are recognized in other comprehensive loss.

Acquisition of Norwegian properties

Management determined that the Company’s acquisition of Nussir, NSG and Repparfjord Eiendom AS (“REAS”), did not meet the definition of a business combination under IFRS 3 and each transaction was accounted for as an asset acquisition. In each case, the fair value of the consideration transferred was determined to be the most reliable basis to value the transaction.

This conclusion was based on an assessment under both IFRS 3 and IFRS 10. Management applied the optional concentration test under IFRS 3, which was met in all cases. For the Nussir and NSG acquisitions, substantially all of the fair value of the gross assets acquired were concentrated in the mineral properties. In the case of REAS, which has a ground lease agreement with the Finnmark Estate, a legal entity established by law in Norway to manage most of the area in the Finnmark county where the Nussir project is located, for the use of the Øyen industrial land, the concentration was primarily in the property, plant and equipment. The land covered by the ground lease agreement is the proposed process plant site for the Nussir project. The REAS agreement is renewable and it is the intention of the Company to renew it for the life of mine of the Nussir project. The allocation of consideration was performed on a proportionate basis using relative fair values of the individually identifiable acquired assets. Additionally, control indicators under IFRS 10 were evaluated, including the ability to direct relevant activities and the sequencing of transactions. The Company retained control over the strategy, financing and operations of the combined assets throughout. Accordingly, the acquisitions have been accounted for as an asset acquisition in accordance with IFRS 2 – Share-based Payment.

c)     Significant Judgements and Estimates in Applying the Company’s Accounting Policies

Significant Judgments

The preparation of these unaudited condensed interim consolidated financial statements requires the Company to make significant judgments in applying the Company’s accounting policies and the basis of consolidation. These include but are not limited to the following:

Going concern

Judgement is required in determining if disclosure of a material uncertainty related to events or conditions which might cast significant doubt on the Company’s ability to continue as a going concern is required in the notes to the consolidated financial statements. In management’s judgement, such disclosure is not required. This judgement is dependent on management’s expectations of future net cash flows, existing borrowing capacity and financial obligations in the next 12 months.

Although during the year ended December 31, 2025, the Company had a loss from operations and negative cash flows from operation activities, the Company was able to secure debt and equity financing to fulfill its operational needs. Based on management’s expectations of future net cash flows, management has applied judgement that there is not material uncertainties related to events or conditions that may cast substantial doubt on the Company’s ability to continue as a going concern.

Reverse Acquisition Assessment

The Company completed multiple acquisitions during the year and assessed whether any constituted a reverse acquisition under IFRS 3, considering control indicators under both IFRS 3 and IFRS 10. This involved an evaluation of control, including an assessment of the relative voting rights in the combined entity, board and management composition and relative decision-making power over relevant activities. Management concluded that none of the transactions met the criteria for a reverse acquisition and the Company remained the accounting acquirer in all cases.

Measurement of Fair Values at Acquisition Date

In accounting for the acquisitions of Nussir, NSG and REAS, significant judgement was exercised in determining the relative fair values of the identifiable assets acquired and liabilities assumed. The Company applied the relative fair value method to allocate the purchase consideration to property, plant and equipment and mineral properties. The excess of the consideration paid for the identifiable assets and liabilities acquired for the Nussir and NSG projects was attributed to the mineral properties, and in the case of REAS, the fair value of the purchase price was proportionately allocated to the values of the individual identifiable asset as property, plant and equipment. The determination of the relative fair values requires significant judgments on the current asset values, future production profile, metal prices, discount rates, and exchange rates. Changes in assumptions or estimates could affect the relative fair value of the assets acquired and liabilities assumed in the purchase price allocation.

Recoverability of Asset Carrying Values

The Company assesses its property, plant and equipment for impairments if there are events or changes in circumstances that indicate that carrying values may not be recoverable at each statement of financial position date. Such indicators include changes in the Company’s business plans, changes in the market and evidence of physical damage.

Determination as to whether and how much an asset is impaired involves management’s judgement on highly uncertain matters such as estimates of project future production, estimated quantities of mineral reserves and resources, expected future production costs, and discount rates.

Valuation of Exploration and Evaluation Assets

The carrying amount of the Company’s exploration and evaluation assets properties does not necessarily represent present or future values, and the Company’s exploration and evaluation assets have been accounted for under the assumption that the carrying amount will be recoverable. Recoverability is dependent on various factors, including the discovery of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the development and upon future profitable production or proceeds from the disposition of the mineral properties themselves. Additionally, there are numerous geological, economic, environmental and regulatory factors and uncertainties that could impact management’s assessment as to the overall viability of its properties or to the ability to generate future cash flows necessary to cover or exceed the carrying value of the Company’s exploration and evaluation assets.

Estimations and Assumptions

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period, that could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

i)      Share-based Payments

The estimation of share-based payments includes estimating the inputs used in calculating the fair value for share-based payments expense included in profit or loss and share-based share issuance costs included in equity. Share-based payments expense and share-based share issuance costs are estimated using the Black-Scholes options-pricing model as measured on the grant date to estimate the fair value of stock options. This model involves the input of highly subjective assumptions, including the expected price volatility of the Company’s common shares, the expected life of the options, and the estimated forfeiture rate.

ii)    Income Taxes

The estimation of income taxes includes evaluating the recoverability of deferred tax assets based on an assessment of the Company’s ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions. Management assesses whether it is probable that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income, which in turn is dependent upon the successful discovery, extraction, development and commercialization of mineral reserves. To the extent that management’s assessment of the Company’s ability to utilize future tax deductions changes, the Company would be required to recognize more or fewer deferred tax assets, and future income tax provisions or recoveries could be affected.

iii)  Incremental Borrowing Rate – Lease Liability Measurement

When the Company enters into leases as lessee and where the interest rate implicit in a lease cannot be readily determined, the Company determines its incremental borrowing rate in order to measure its lease liability. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. In determining its incremental borrowing rate, the Company considers the term of the lease, the nature of the leased asset, and its level of indebtedness with reference to market risk-free interest rates.

New standards and interpretations not yet adopted

IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1. IFRS 18 introduces a revised structure for the income statement, requiring presentation of income and expenses within operating, investing and financing categories and mandating specified subtotals. It also sets disclosure requirements for management-defined performance measures and provides enhanced guidance on aggregation and disaggregation in the financial statements and notes.

IFRS 18 does not change the recognition or measurement of items, nor the classification of items within other comprehensive income. It is effective for annual reporting periods beginning on or after January 1, 2027, with retrospective application required and early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments

In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 to clarify classification, measurement and disclosure requirements for financial instruments. The updates address the derecognition of financial liabilities settled electronically and provide guidance on assessing contractual cash flows for features such as ESG-linked terms under the solely payments of principal and interest criterion. New disclosure requirements were also introduced for contingent features and equity instruments designated at fair value through other comprehensive income.

In December 2024, further amendments were issued relating to contracts referencing nature-dependent electricity. These clarify the ‘own-use’ exception, cash flow hedge accounting and introduce new disclosure requirements.

The amendments are effective for annual periods beginning on or after January 1, 2026, with early application permitted. The Company is evaluating the impact of these amendments on its consolidated financial statements.